Export Sales (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Concentration Risk [Line Items]
Net Sales	$ 348,419	$ 298,179	$ 279,234
Export sales
Concentration Risk [Line Items]
Net Sales	119,099	111,159	102,022
Percentage Of Export Sales	34.00%	37.00%	37.00%
Geographic Concentration Risk | Export sales | Canada
Concentration Risk [Line Items]
Net Sales	$ 76,736	$ 69,221	$ 70,881
Percentage Of Export Sales	22.00%	23.00%	25.00%